Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9 – COMMITMENTS AND CONTINGENT LIABILITIES

From time to time, the Company may be involved in claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company is not currently involved in any legal proceedings that could reasonably be expected to have a material adverse effect on its business, prospects, financial condition or results of operations.

Ophectra

a.	In November 2020, the Israeli Securities Authority, or ISA, initiated an administrative proceeding claiming negligent misstatement regarding certain immediate and periodic reports published by the Company’s predecessor (Ophectra) during the years 2017 and 2018, prior to the merger with MeaTech and prior to establishment of the settlement fund in connection with the Merger. In February 2021, the trustee of the settlement fund informed the Company that the ISA views the Company as a party to this proceeding, notwithstanding the settlement and establishment of the settlement fund. This proceeding is of an administrative nature and carries a potential penalty in the form of a monetary fine which, under applicable Israeli law, could be as high as NIS 5,000 thousand. In April 2021, following negotiations with the ISA, the Company agreed to settle the matter for USD 200 thousand (NIS 700 thousand), for which the Company recorded a loss contingency. The settlement is subject to approval of the ISA’s Enforcement Committee. As similar proceedings with several other companies found the companies not liable, the Company has initiated procedures to obtain a similar finding with respect to the Company, notwithstanding the settlement, however due to lack of certainty with the regard to the outcome of these procedures, the Company has retained the aforementioned provision.

b.	In February 2021, a civil claim was lodged against the settlement fund, relating to Ophectra’s activities prior to establishment of the settlement fund, in an amount of, approximately USD 700 thousand (NIS 2,695 thousand). The Company believes that it is probable that no final ruling will be decided against the settlement fund. As of the date of the Financial Statements, an evidentiary hearing has been set for March 2025.